Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Additions of intangible assets under development	$ 6,455	$ 8,882
Transfer from intangible assets under development	$ 7,760	$ 8,581